Note 12 - Income Taxes and Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Taxes Payable [Table Text Block]
Taxes payable consisted of the following at December 31, 2012 and 2011:

	2012	2011
Income tax payables	$255,793	$38,391
Other taxes payable	16,366	160,593

Total tax payable - current	$272,159	$198,984

Total income tax payable - noncurrent	$4,608,592	$4,016,266

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income before income taxes consisted of the following for the years ended December 31, 2012 and 2011:

	2012	2011

Income (Loss) subject to domestic income taxes only	$491,393	$(139,515)
Income subject to foreign income taxes only	6,014,144	6,965,191

Total	$6,505,537	$6,825,676

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consisted of the following for the years ended December 31, 2012 and 2011:

	2012	2011
Current
Federal	$363,780	$707,533
State	35,187	800
PRC	509,623	924,653
Total current	908,590	1,632,986
Deferred
Federal	143,431	(151,937)
State	26,021	(26,072)
PRC	(6,388)	5,534
Total deferred	163,064	(172,475)
Total	$1,071,654	$1,460,511

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the federal statutory rate on income before income taxes for the years ended December 31, 2012 and 2011:

	2012	2011

Tax at federal statutory rate	$2,211,861	$2,320,730
Domestic permanent differences	8,666	(104,501)
State tax	61,280	(25,272)
Foreign rate differential	(541,273)	(626,867)
Foreign permanent differences	7,395	(75,612)
ASC 740-10 uncertain tax position	582,672	1,508,213
Tax exemption	(1,397,866)	(1,504,950)
Other	138,919	(31,230)
Total	$1,071,654	$1,460,511

Schedule of the Aggregate Dollar and Per Share Effects of Tax Exemption [Table Text Block]
The following presents the aggregate dollar and per share effects of the Company’s tax exemption for the years ended December 31, 2012 and 2011:

	2012	2011

Aggregate dollar effect of tax exemption	$1,397,866	$1,504,950
Basic EPS impact	$0.07	$0.10

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes are comprised of the following for the years ended December 31, 2012 and 2011:

	2012	2011

Current deferred tax assets
Accrued liabilities	$157,424	$156,974

Noncurrent deferred tax assets:
Federal & CA state amortization	$8,852	$2,213
Federal & CA state NOL	-	34,849
Intercompany payable	-	131,521
Land use rights	7,034	7,016
PRC fixed asset and amortization	643	962
PRC NOL	5,045	8,129

Noncurrent deferred tax liabilities:
Federal & CA state depreciation	(35,237)	(26,425)
Purchase accounting	(17,000)	(17,000)
Prepaid expenses	(320)	(5,672)
PRC depreciation on building	(9,342)	(9,319)

Net noncurrent deferred tax assets (liabilities) before valuation allowance	(40,325)	126,274
Less: valuation allowance	(5,045)	(8,130)
Non-current deferred tax assets (liabilities), net	$(45,370)	$118,144